Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Archer Aviation Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824502
Amendment Flag	false